Private Placement (Details) - USD ($)		3 Months Ended
	Dec. 15, 2020	Dec. 31, 2020	Jun. 30, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 11,080,000
Number of shares per warrant	1
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 11,080,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			1.50
Price of warrants		$ 1.50
Private Placement. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	7,386,667	7,386,667	7,386,667
Price of warrants	$ 1.50		$ 11,080,000
Aggregate purchase price	$ 11,080,000	$ 11,080,000
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50